Organization and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Organization and Summary of Significant Accounting Policies

1. Organization and Summary of Significant Accounting Policies

Identive Group, Inc. (“Identiv” or the “Company,”) is a global security technology company that provides trust solutions in the connected world, including premises, information and everyday items. CIOs, CSOs and product departments rely upon Identiv’s trust solutions to reduce risk and achieve compliance, and to protect brand identity. Identiv trust solutions are implemented using standards-driven products and technology, such as hardware, software, digital certificates, mobility and cloud services.

On May 2, 2011, the Company acquired 95.8% of the shares of idOnDemand, Inc. (“idOnDemand”), a privately-held provider of cloud-based credential provisioning and management services based in Pleasanton, California. The remaining shares of idOnDemand were acquired on January 9, 2012. The results of idOnDemand are included in the Company’s consolidated statements of operations since its date of acquisition. As a result, the Company’s operating results for the periods presented are not directly comparable.

Identiv’s corporate headquarters are in Fremont, California. The Company maintains facilities in Chennai, India for technology research and development and in Australia, Germany, Hong Kong, Japan, Singapore, and the U.S. for individual business operations and sales. The Company was founded in 1990 in Munich, Germany and was incorporated in 1996 under the laws of the State of Delaware.

At the end of fiscal year 2013, we operated in two segments, “Identity Management Solutions & Services” (Identity Management) and “Identification Products & Components” (ID Products). Following the reorganization in the first quarter of 2014, the Company realigned its strategic business structure into four operating segments that align to our current market strategy. The Company’s new reportable segments are Premises, Identity, Credentials and All Other. Due to change in the segments in the first quarter of 2014, amounts have been re-presented to conform to the new segments in 2014 as discussed in Note 12.

Principles of Consolidation and Basis of Presentation — The accompanying consolidated financial statements include the accounts of the Company and its wholly and majority owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Discontinued Operations — The financial information related to some of the subsidiaries of the Company is reported as discontinued operations for all periods presented as discussed in Note 2, Discontinued Operations.

Going Concern - The accompanying  consolidated financial statements have been prepared under the assumption that the Company will continue as a going concern. Such assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has historically incurred operating losses and has a total accumulated deficit of $321 million as of December 31, 2013. These factors, among others, including the ongoing effects of the U.S. Government sequester and related budget uncertainty on certain parts of its business, have raised significant doubt about the Company’s ability to continue as a going concern. The  consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

The ability to continue as a going concern is contingent upon the Company’s ability to generate revenue and cash flow to meet its obligations on a timely basis and its ability to raise financing or dispose of certain noncore assets as required. The Company’s plans may be adversely impacted if it fails to realize its assumed levels of revenues and expenses or savings from its cost reduction activities. If events, such as reductions in spending under the federal budget sequester, cause a significant adverse impact on its revenues or expenses, the Company may need to delay, reduce the scope of, or eliminate one or more of its development programs or obtain funds through collaborative arrangements with others that may require the Company to relinquish rights to certain of its technologies, or programs that the Company would otherwise seek to develop or commercialize itself, and to reduce personnel related costs. The Company may resort to contingency plans to make needed cost reductions upon determination that funds will not be available in a timely matter. These contingency plans include consolidating certain functions or disposing of non-core or underperforming assets. As stated in Note 2, Discontinued Operations, the Company has sold certain non-core or underperforming businesses and will do so in future, if needed. The Company may also need to raise additional funds through public or private offerings of additional debt or equity during the course from time to time as it may deem appropriate, which might cause dilution to existing stockholders. However, there can be no assurance that the Company will be able to raise such funds if and when they are required. Failure to obtain future funding when needed or on acceptable terms would adversely affect the Company’s ability to fund operations.

Use of Estimates — The preparation of financial statements in conformity with generally accepted accounting principles in the U.S. (“U.S. GAAP”) requires the Company’s management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying disclosures. These estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future. Estimates are used in accounting for allowance for doubtful accounts receivable, lower of cost or market adjustments, valuation allowances against deferred income taxes, estimates related to recovery of long-lived assets and goodwill, liability for contingent consideration, accruals of product warranty, restructuring accruals, stock-based compensation, defined benefits plans, and other liabilities. Estimates are revised as additional information becomes available. Actual results could differ from these estimates.

Correction of Prior Period Errors — In connection with the preparation of its consolidated financial statements for the quarter ended September 30, 2013, the Company identified an error related to the classification of cash paid for the interest on financial liabilities in the consolidated statements of cash flows as described below. In connection with the preparation of its consolidated financial statements for the year ended December 31, 2012, the Company identified an error related to the accounting for assumed pension plans as described below. Using both quantitative and qualitative measures, the Company believes that the impact of these errors is immaterial, individually and in aggregate, to the consolidated financial statements for the year ended December 31, 2012 and 2011 and therefore an amendment to the Form 10-K for the year ended December 31, 2012 and 2011 is not considered necessary. Since these errors were immaterial to the Company’s financial statements for prior periods, management has elected to correct these errors for prior periods in the current year.

The cash paid for the interest on financial liabilities was presented as cash outflows from financing activities, which should have been presented as cash outflows from operating activities in the consolidated statements of cash flows in the Company’s Form 10-K filing for the year ended December 31, 2012 and 2011 in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 230, Statement of Cash flows (“ASC 230”). As a result, cash used in operating activities was understated and cash used in financing activities was overstated for the year ended December 31, 2012 and 2011 by $0.7 million and $0.2 million, respectively. The amounts for the years ended December 31, 2012 and 2011 have been adjusted to correct the impact of such immaterial error.

The Company assumed sponsorship of three statutory pension plans in Switzerland as part of its acquisitions of Bluehill ID on January 4, 2010 and polyright SA on July 18, 2011. These pension plans are maintained by private insurance companies, and in accordance with Swiss law, the plans function as defined contribution plans whereby employee and employer contributions are defined based upon a percentage of an individual’s salary, depending on the age of the employee, and using a guaranteed interest rate, which is annually defined by the Swiss Federal Council and renewed every two years. Prior to fiscal 2012 year-end, these pension plans were treated as defined contribution plans. In connection with the preparation of its annual financial statements for the year ended December 31, 2012, the Company reassessed the accounting treatment of these pension plans and concluded that the plans should be accounted for as defined benefit pension plans in accordance with ASC Topic 715, Compensation – Retirement Benefits (“ASC 715”). This change in the determination resulted in a different accounting treatment for the pension plans and consequently for fiscal year 2012, the Company recorded pension costs and benefit obligations related to its defined benefit plans based on actuarial valuations, and retroactively applied this accounting treatment to prior periods. The incorrect valuation of pension plans was deemed to be an error given that information regarding these plans was available at the time of the original valuation. Accordingly, the Company retrospectively adjusted the goodwill in connection with the acquisition of Bluehill ID and polyright SA for the pension plans. The deferred tax asset representing timing differences in the deduction of the pension liability are correspondingly recorded against goodwill. Further, management deems necessary a retroactive valuation allowance be recorded against such deferred tax assets as it was more likely than not that these deferred tax assets would not be realized. This adjustment to valuation allowance in connection with the acquisition of Bluehill ID and polyright SA is retroactively recorded as an adjustment to income tax expense. As a result of correcting this error in prior-period financial statements, loss for the year ended December 31, 2011 increased by $0.3 million in the 2011 fiscal consolidated statements of operations. There was no impact on the basic and diluted loss per share in fiscal year 2011. As of December 31, 2013, these pension plans no longer exist as the related Swiss entities were sold prior to year-end as discussed in Note 2, Discontinued Operations. Refer to Note 13, Defined Benefit Plans, for more details about the pension plans.

Cash Equivalents — The Company considers all highly liquid investments with maturities of three months or less at the date of acquisition to be cash equivalents. There were no cash equivalents at December 31, 2013 and 2012.

Allowance for Doubtful Accounts — The allowance for doubtful accounts is based on the Company’s assessment of the collectibility of customer accounts. The Company regularly reviews its receivables that remain outstanding past their applicable payment terms and establishes allowance and potential write-offs by considering factors such as historical experience, credit quality, age of the accounts receivable balances, and current economic conditions that may affect a customer’s ability to pay. Although the Company expects to collect net amounts due as stated on the consolidated balance sheets, actual collections may differ from these estimated amounts.

Inventories — Inventories are stated at the lower of cost, using standard cost, average cost or FIFO method, as applicable, or market value. Inventory is written down for excess inventory, technical obsolescence and the inability to sell based primarily on historical sales and expectations for future use. The Company operates in an industry characterized by technological change. The planning of production and inventory levels is based on internal forecasts of customer demand, which are highly unpredictable and can fluctuate substantially. Should the demand for the Company’s products prove to be significantly less than anticipated, the ultimate realizable value of the Company’s inventory could be substantially less than amounts in the consolidated balance sheets. Once inventory has been written down below cost, it is not subsequently written up.

Property and Equipment — Property and equipment are stated at cost less accumulated depreciation. Depreciation and amortization are computed using the straight-line method over estimated useful lives of three to ten years for furniture, fixture and office equipment, five to seven years for machinery, five years for automobiles and three years for computer software. Leasehold improvements are amortized over the shorter of the lease term or their estimated useful life. Refer to Note 7, Property and Equipment, for information about impairment charges recorded during the third quarter of 2013.

Goodwill — Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired in a business combination. Goodwill is not subject to amortization but is subject to annual assessment, at a minimum, for impairment in accordance with ASC Topic 350, Intangibles - Goodwill and Other (“ASC 350”). The Company evaluates goodwill, at a minimum, on an annual basis and on an interim basis whenever events and changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company performs interim goodwill impairment reviews between its annual reviews if certain events and circumstances have occurred, including a deterioration in general economic conditions, an increased competitive environment, a change in management, key personnel, strategy or customers, negative or declining cash flows, or a decline in actual or planned revenue or earnings compared with actual and projected results of relevant prior periods. Impairment of goodwill is tested at the reporting unit level, which is one level below its operating segment. The reporting units are identified in accordance with ASC 350-20-35-33 through 35-46. Prior to testing for goodwill impairment, the Company tests long-lived assets for impairment and adjusts the carrying value of each asset group to its fair value and records the associated impairment charge in its consolidated statements of operations. The Company first assesses qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, it is determined it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the Company tests for goodwill impairment using a two-step method as required by ASC 350. The first step of the impairment test compares the fair value of the reporting unit to its carrying amount, including goodwill. If the carrying value of the reporting unit exceeds the fair value, goodwill is considered impaired and a second step is performed to measure the amount of the impairment loss, if any. Under this second step, the implied fair value of the goodwill is determined, in the same manner as the amount of goodwill recognized in a business combination, to assess the level of goodwill impairment, if any. The second step of the impairment test compares the implied fair value of goodwill to the carrying value of goodwill. If the carrying value of goodwill exceeds the implied fair value of goodwill, an impairment loss is recognized equal to that excess (i.e., write goodwill down to the implied fair value of goodwill amount).

The Company determines the fair value of the reporting units using the income, or discounted cash flows, approach (“DCF model”) and verifies the reasonableness of such fair value calculations of the reporting units using the market approach, which utilizes comparable firms in similar lines of business that are publicly traded or which are part of a public or private transaction. The completion of the DCF model requires that the Company makes a number of significant assumptions to produce an estimate of future cash flows. These assumptions include, but are not limited to, projections of future revenue, gross profit rates, working capital requirements, and discount rates. In determining an appropriate discount rate for each reporting unit the Company makes assumptions about the estimated cost of capital and relevant risks, as appropriate. The projections used by the Company in its DCF model are updated at least annually and will change over time based on the historical performance and changing business conditions for each of the Company’s reporting units. The determination of whether goodwill is impaired involves a significant level of judgment in these assumptions, and changes in the Company’s business strategy, government regulations, or economic or market conditions could significantly impact these judgments. The Company will continue to monitor market conditions and other factors to determine if interim impairment tests are necessary in future periods.

Refer to Note 8, Goodwill and Intangible Assets, for more information about the impairment charge recorded as a result of interim goodwill impairment analysis performed as of September 30, 2013 and as of June 30, 2012. As discussed in Note 8, the Company performed its annual impairment analysis as of December 1, 2013, 2012 and 2011 and no impairment existed at that time.

Intangible and Long-lived Assets — The Company evaluates its long-lived assets and amortizable intangible assets in accordance with ASC Topic 360, Property, Plant and Equipment (“ASC 360”). The Company evaluates its long-lived assets and identifiable amortizable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets or intangibles may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net undiscounted cash flows expected to be generated by an asset. If such assets are considered to be impaired (i.e., if the sum of its estimated future undiscounted cash flows used to test for recoverability is less than its carrying value), the impairment loss to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Intangible assets with definite lives are amortized over the estimated useful lives of the related assets as disclosed in Note 8. Each period the Company evaluates the estimated remaining useful life of purchased intangible assets and whether events or changes in circumstances warrant a revision to the remaining period of amortization. For intangible assets determined to have an indefinite useful life, no amortization is recognized until the assets´ useful life is determined to be no longer indefinite. The Company evaluates indefinite useful life intangible assets for impairment at a minimum on an annual basis and whenever events and changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC 350. The Company performs the impairment test of the indefinite lived intangible assets by calculating the fair value of such intangible assets and comparing the fair value of the intangible assets with the carrying amount. If the carrying amount of such intangible assets exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. Refer to Note 8 for more information about the impairment charge recorded during the year as a result of impairment analysis performed as of September 30, 2013 and as of June 30, 2012. As discussed in Note 8 below, the Company performed its impairment analysis as of December 31, 2013 and 2012 and no impairment existed at that time.

Product Warranty — The Company accrues the estimated cost of product warranties at the time of sale. The Company’s warranty obligation is affected by actual warranty costs, including material usage or service delivery costs incurred in correcting a product failure. If actual material usage or service delivery costs differ from estimates, revisions to the estimated warranty liability would be required. Historically the warranty accrual and the expense amounts have been immaterial.

Revenue Recognition — Revenue is recognized when all of the following criteria have been met:

—	Persuasive evidence of an arrangement exists. The Company generally relies upon sales contracts or agreements, and customer purchase orders to determine the existence of an arrangement.
—	Delivery has occurred. The Company uses shipping terms and related documents, or written evidence of customer acceptance, when applicable, to verify delivery or performance.
—	Sales price is fixed or determinable. The Company assesses whether the sales price is fixed or determinable based on the payment terms and whether the sales price is subject to refund or adjustment.
—

Collectability is reasonably assured. The Company assesses collectability based on creditworthiness of customers as determined by credit checks and customer payment histories. The Company records accounts receivable net of allowance for doubtful accounts, estimated customer returns, and pricing credits.

Effective January 1, 2011, the Company analyzes its revenue arrangements in accordance with Accounting Standards Update (“ASU”) No. 2009-13, Revenue Recognition (Topic 605) - Multiple-Deliverable Revenue Arrangements (“ASU 2009-13”) and ASU No. 2009-14, Software (Topic 985) - Certain Revenue Arrangements That Include Software Elements (“ASU 2009-14”). ASU 2009-13 requires the allocation of arrangement consideration to each deliverable based on the relative selling price. The relative selling price method allocates any discount in the arrangement proportionately to each deliverable on the basis of the deliverable’s estimated fair value. ASU 2009-14 provides that tangible products containing software components and non-software components, that function together to deliver the tangible product’s essential functionality, are no longer within the scope of the software revenue guidance in ASC Topic 985-605, Software-Revenue Recognition (“ASC 985-605”), and should follow the guidance in ASU 2009-13 for multiple-element arrangements. All non-essential and standalone software components will continue to be accounted for under the guidance of ASC 985-605.

ASU 2009-13 establishes a selling price hierarchy for determining the selling price of a deliverable in revenue arrangements. The revenue is generated from sales to direct end-users and to distributors. When a sales arrangement contains multiple elements and software and non-software components function together to deliver the tangible products’ essential functionality, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor-specific objective evidence (“VSOE”) if available, third-party evidence (“TPE”) if VSOE is not available, or estimated selling price (“ESP”) if neither VSOE nor TPE is available. The Company then recognizes revenue on each deliverable in accordance with its policies for product and service revenue recognition. VSOE of selling price is based on the price charged when the element is sold separately. TPE of selling price is established by evaluating largely interchangeable competitor products or services in stand-alone sales to similarly situated customers. The best estimate of selling price is established considering multiple factors, including, but not limited to, pricing practices in different geographies and through different sales channels, gross margin objectives, internal costs, competitor pricing strategies and industry technology lifecycles. Some of the Company’s offerings contain a significant element of proprietary technology and provide substantially unique features and functionality; as a result, the comparable pricing of products with similar functionality typically cannot be obtained. Additionally, as the Company is unable to reliably determine what competitors products’ selling prices are on a stand-alone basis, typically the Company is not able to determine TPE for such products. Therefore ESP is used for such products in the selling price hierarchy for allocating the total arrangement consideration.

The Company evaluates each deliverable in an arrangement to determine whether it represents a separate unit of accounting in accordance with the provisions of ASU 2009-13. Certain sales arrangements of the Company’s hardware products are bundled with professional services and maintenance contracts, and in some cases with its software products. In such multiple element arrangements, revenue is allocated to each separate units of accounting for each of the non-software deliverables and to the software deliverables using the relative selling prices of each of the deliverables in the arrangement based on the aforementioned selling price hierarchy. Allocation of the consideration is determined at arrangement inception on the basis of each unit’s relative selling price. The Company accounts for software sales in accordance with ASC 985-605 and hardware sales in accordance with ASU 2009-13, when all the revenue recognition criteria noted above have been met. Professional services include security system integration, system migration and database conversion services, among others. The revenue from professional services contracts is recognized upon completion of such services and upon acceptance from the customer, if applicable. The revenue from maintenance contracts is deferred and amortized ratably over the period of the maintenance contracts. Certain sales arrangement contains hardware, software and professional service elements where professional services are essential to the functionality of the hardware and software system and a test of the functionality of the complete system is required before the customer accepts the system. As a result, hardware, software and professional service elements are accounted for as one unit of accounting and revenue from these arrangements is recognized upon completion of the project.

Research and Development — Costs to research, design, and develop the Company’s products are expensed as incurred and development expenses are expensed as incurred and consist primarily of employee compensation and fees for the development of prototype products. Software development costs are capitalized beginning when a product’s technological feasibility has been established and ending when a product is available for general release to customers. Generally, the Company’s products are released soon after technological feasibility has been established. As a result, costs subsequent to achieving technological feasibility have not been significant, and all software development costs generally have been expensed as incurred. The Company capitalizes certain costs for its internal-use software incurred during the application development stage. Costs related to preliminary project activities and post implementation activities were expensed as incurred. Internal-use software is amortized on a straight line basis over its estimated useful life, generally three years. The estimated useful life is determined based on management’s judgment on how long the core technology and functionality serves the internal needs and customer base. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets. The Company recorded amortization expense, including amounts written-off related to capitalized costs, in the amount of $0.4 million, $0 million, and $0 million for the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013 and 2012, the capitalized costs included in property and equipment, net of amortization and write-off in the consolidated balance sheets were $0.7 million and $0.5 million, respectively.

Freight Costs — The Company reflects the cost of shipping its products to customers as a cost of revenue. Reimbursements received from customers for freight costs are recognized as product revenue.

Income Taxes — The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes (“ASC 740”), which requires the asset and liability approach for financial accounting and reporting of income taxes. Deferred income taxes reflect the recognition of future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. The carrying value of net deferred tax assets reflects that the Company has been unable to generate sufficient taxable income in certain tax jurisdictions. A valuation allowance is provided to reduce the deferred tax asset to an amount that is more likely than not to be realized. The deferred tax assets are still available for the Company to use in the future to offset taxable income, which would result in the recognition of a tax benefit and a reduction in the Company’s effective tax rate. Actual operating results and the underlying amount and category of income in future years could render the Company’s current assumptions, judgments and estimates of the realizability of deferred tax assets inaccurate, which could have a material impact on its financial position or results of operations.

The Company accounts for uncertain tax positions in accordance with ASC 740, which clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. It prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Such changes in recognition or measurement might result in the recognition of a tax benefit or an additional charge to the tax provision in the period.

The Company recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying Consolidated Statement of Operations. Accrued interest and penalties are included within the related tax liability line in the Consolidated Balance Sheet. See Note 11, Income Taxes, for further information regarding the Company’s tax disclosures.

Stock-based Compensation — The Company accounts for all stock-based payment awards, including employee stock options, restricted stock awards, performance share awards, employee stock purchase plan, in accordance with ASC Topic 718, Compensation-Stock Compensation (“ASC 718”). Under the fair value recognition provisions of this topic, stock-based compensation cost is measured at the grant date based on the fair value of the award. Compensation expense for all stock-based payment awards is recognized using the straight-line single-option approach. Employee stock options awards are valued under the single-option approach and amortized on a straight-line basis, net of estimated forfeitures. The value of the portion of the stock options award that is ultimately expected-to-vest is recognized as expense over the requisite service periods in the Company’s consolidated statements of operations. See Note 5 below for further information regarding the Company’s stock-based compensation assumptions and expenses.

The Company has elected to use the Black-Scholes-Merton (“BSM”) option-pricing model to estimate the fair value of its options, which incorporates various subjective assumptions including volatility, risk-free interest rate, expected life, and dividend yield to calculate the fair value of stock option awards. Since the Company has been publicly traded for many years, it utilizes its own historical volatility in valuing its stock option grants. The expected life of an award is based on historical experience, the terms and conditions of the stock awards granted to employees, as well as the potential effect from options that have not been exercised at the time. The assumptions used in calculating the fair value of share-based payment awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. If factors change and the Company uses different assumptions, its stock-based compensation expense could be materially different in the future. In addition, the Company estimates the expected forfeiture rate and recognizes expense only for those awards which are ultimately expected-to-vest shares. If the actual forfeiture rate is materially different from the Company’s estimate, the recorded stock-based compensation expense could be different. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Concentration of Credit Risk — Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company invests only in high-quality credit instruments and maintains its cash and cash equivalents in money market funds with high-quality institutions and, therefore, bears minimal risk. The Company primarily sells its products to customers in the U.S., Asia and Europe. No customer represented 10% of the Company’s accounts receivable balance at December 31, 2013 and 2012. The Company does not require collateral or other security to support accounts receivable. To reduce risk, the Company’s management performs ongoing credit evaluations of its customers’ financial condition. The Company maintains allowances for potential credit losses in its consolidated financial statements.

Net Loss Per Share — Basic and diluted net loss per share is based upon the weighted average number of common shares outstanding during the period. Diluted net loss per share is based upon the weighted average number of common shares and dilutive-potential common share equivalents outstanding during the period, if applicable. Dilutive-potential common share equivalents are excluded from the computation of net loss per share in the loss periods as their effect would be antidilutive. As the Company has incurred losses from continuing operations during each of the last three fiscal years, shares issuable under stock options are excluded from the computation of diluted net loss per share as their effect is anti-dilutive.

Comprehensive Loss — ASU No. 2011-05, Comprehensive Income, ASC Topic 200, Presentation of Comprehensive Income (“ASU No. 2001-05”) requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Comprehensive loss for the years ended December 31, 2013, 2012 and 2011 has been disclosed within the consolidated statements of comprehensive loss. Other accumulated comprehensive loss includes net foreign currency translation adjustments and unrealized loss/gain on defined pension plans which are excluded from consolidated net loss.

Foreign Currency Translation and Transactions — The functional currencies of the Company’s foreign subsidiaries are the local currencies, except for the Singapore subsidiary, which uses the U.S. dollar as its functional currency. For those subsidiaries whose functional currency is the local currency, the Company translates assets and liabilities to U.S. dollars using period-end exchange rates and translates revenues and expenses using average exchange rates during the period. Exchange gains and losses arising from translation of foreign entity financial statements are included as a component of other comprehensive loss and gains and losses from transactions denominated in currencies other than the functional currencies of the Company are included in the Company’s consolidated statements of operations. The Company recognized a currency gain (loss) of $0.7 million in 2013, $0.3 million in 2012 and $(0.5) million in 2011.

Recent Accounting Pronouncements and Accounting Changes

In July 2013, the FASB issued ASU No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (“ASU 2013-11”). ASU 2013-11 provides guidance on financial statement presentation of an unrecognized tax benefit when a net operating loss (“NOL”) carryforward, a similar tax loss, or a tax credit carryforward exists. The updated accounting standard requires an unrecognized tax benefit, or a portion of an unrecognized tax benefit, to be presented in the financial statements as a reduction to a deferred tax asset for an NOL or tax credit carryforward whenever the NOL or tax credit carryforward would be available to reduce the additional taxable income or tax due if the tax position is disallowed. The ASU’s amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013, with early adoption permitted. The amendments should be applied to all unrecognized tax benefits that exist as of the effective date, and may be applied retrospectively. The Company will adopt this standard in the first quarter of 2014 and does not expect the adoption will have a material impact on its consolidated results of operations or financial condition.